Debt securities	6 Months Ended
Jun. 30, 2024
Disclosure of financial assets [abstract]
Debt securities
4 Debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
in EUR million	30 June 2024	31 December 2023
Debt securities at fair value through other comprehensive income	42,647	38,281
Debt securities at amortised cost	49,537	48,313
Debt securities at fair value through other comprehensive income and amortised cost	92,184	86,594

Trading assets	9,952	6,907
Debt securities designated and measured at fair value through profit or loss	4,058	4,470
Debt securities mandatorily measured at fair value through profit or loss	854	894
Total debt securities at fair value through profit or loss	14,864	12,270
	107,048	98,864
ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR 97,097 million (31 December 2023: EUR 91,957 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL[1]		Debt Securities at FVOCI		Debt Securities at AC		Total
in EUR million	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023	30 June 2024	31 December 2023
Government bonds	291	362	23,708	20,988	23,613	24,050	47,611	45,400
Central bank bonds	434	446			2,869	2,043	3,303	2,489
Sub-sovereign, Supranationals and Agencies	1,301	1,354	12,976	11,587	15,058	14,639	29,336	27,580
Covered bonds	47		4,446	4,084	5,458	5,231	9,951	9,315
Corporate bonds	828	799	106	127	108	109	1,043	1,035
Financial institutions' bonds	1,222	1,645	463	483	79	186	1,764	2,314
ABS portfolio	790	758	956	1,025	2,374	2,077	4,120	3,860
	4,913	5,363	42,656	38,293	49,559	48,335	97,128	91,991
Loan loss provisions			-9	-13	-23	-22	-32	-34
Debt securities portfolio	4,913	5,363	42,647	38,281	49,537	48,313	97,097	91,957
1Debt securities at FVPL includes both debt securities designated and measured at fair value through profit or loss and debt securities mandatorily measured at fair value through profit or loss.